UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive Growth Fund

February 28, 2007

1.797938.103

FEG-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 0.5%
Life Time Fitness, Inc. (a)	393,460	$ 18,807
Internet & Catalog Retail - 1.5%
Coldwater Creek, Inc. (a)(d)	3,058,245	56,272
Leisure Equipment & Products - 0.5%
Marvel Entertainment, Inc. (a)(d)	664,444	18,465
Specialty Retail - 1.5%
Chico's FAS, Inc. (a)(d)	1,778,400	39,890
Eddie Bauer Holdings, Inc. (a)	1,410,400	12,440
Williams-Sonoma, Inc.	34,500	1,165
		53,495
Textiles, Apparel & Luxury Goods - 0.6%
Iconix Brand Group, Inc. (a)	1,000,270	21,936
TOTAL CONSUMER DISCRETIONARY		168,975
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	393,000	18,774
Food Products - 1.5%
Bunge Ltd.	452,200	35,887
Wilmar International Ltd. (a)	12,103,000	18,839
		54,726
TOTAL CONSUMER STAPLES		73,500
ENERGY - 3.1%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	591,100	38,883
Oil, Gas & Consumable Fuels - 2.0%
Quicksilver Resources, Inc. (a)	870,040	33,557
Range Resources Corp.	1,279,200	40,845
		74,402
TOTAL ENERGY		113,285
FINANCIALS - 9.4%
Capital Markets - 5.6%
AllianceBernstein Holding LP	417,000	35,779
Dev Property Development PLC (e)	13,537,800	24,998
Greenhill & Co., Inc. (d)	505,900	34,088
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Indiabulls Financial Services Ltd.	5,355,443	$ 47,949
Julius Baer Holding AG (Bearer)	147,355	18,632
MarketAxess Holdings, Inc. (a)	557,819	7,821
T. Rowe Price Group, Inc.	785,986	36,596
		205,863
Commercial Banks - 1.0%
Commerce Bancorp, Inc., New Jersey	1,105,456	36,944
Diversified Financial Services - 2.2%
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	68,800	37,092
Financial Technology (India) Ltd.	518,427	22,595
Fortress Investment Group LLC	647,600	19,558
		79,245
Real Estate Management & Development - 0.6%
Indiabulls Real Estate Ltd. (a)	2,899,390	23,703
TOTAL FINANCIALS		345,755
HEALTH CARE - 28.4%
Biotechnology - 4.8%
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	2,460,819	46,263
Amylin Pharmaceuticals, Inc. (a)(d)	1,123,358	43,710
Celgene Corp. (a)	683,900	36,452
CytRx Corp. (a)(d)(e)	4,507,189	18,885
Omrix Biopharmaceuticals, Inc.	263,344	9,428
ONYX Pharmaceuticals, Inc. (a)(d)	736,800	19,341
		174,079
Health Care Equipment & Supplies - 17.9%
ArthroCare Corp. (a)	507,766	18,457
Conceptus, Inc. (a)	1,093,408	20,534
Cyberonics, Inc. (a)(d)(e)	2,506,400	51,331
Hologic, Inc. (a)	686,100	37,770
Immucor, Inc. (a)	604,000	17,963
Intuitive Surgical, Inc. (a)(d)	393,150	43,679
Kyphon, Inc. (a)	1,106,026	49,893
Mentor Corp.	401,800	19,290
NeuroMetrix, Inc. (a)(e)	989,250	11,258
Northstar Neuroscience, Inc. (e)	1,363,900	16,421
NuVasive, Inc. (a)(e)	3,272,150	77,321
Respironics, Inc. (a)	1,106,600	45,337
Sirona Dental Systems, Inc.	1,005,115	37,410
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Somanetics Corp. (a)(d)(e)	1,011,300	$ 20,732
St. Jude Medical, Inc. (a)	4,792,900	190,035
		657,431
Health Care Technology - 1.5%
Eclipsys Corp. (a)	1,927,143	40,316
Merge Technologies, Inc. (d)(e)	2,884,325	14,537
		54,853
Life Sciences Tools & Services - 1.5%
Advanced Magnetics, Inc. (a)	294,700	17,378
Ventana Medical Systems, Inc. (a)	908,018	36,548
		53,926
Pharmaceuticals - 2.7%
Collagenex Pharmaceuticals, Inc. (a)(d)	633,941	8,571
Medicis Pharmaceutical Corp. Class A	491,200	17,860
Sepracor, Inc. (a)(d)	1,404,486	73,820
		100,251
TOTAL HEALTH CARE		1,040,540
INDUSTRIALS - 8.8%
Air Freight & Logistics - 0.6%
Panalpina Welttransport Holding AG	137,990	21,501
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	373,800	18,881
CoStar Group, Inc. (a)	392,973	18,419
		37,300
Construction & Engineering - 4.4%
Granite Construction, Inc.	549,600	32,086
Infrasource Services, Inc. (a)(e)	2,662,229	65,278
Quanta Services, Inc. (a)(d)	2,718,195	63,035
		160,399
Electrical Equipment - 1.4%
Neo-Neon Holdings Ltd.	10,964,000	13,963
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	520,800	18,879
Suzlon Energy Ltd.	717,684	16,966
		49,808
Machinery - 1.0%
Deere & Co.	333,300	36,136
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
Guangshen Railway Co. Ltd. (H Shares)	25,342,000	$ 15,926
TOTAL INDUSTRIALS		321,070
INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 6.3%
Adtran, Inc.	1,831,458	42,178
Comverse Technology, Inc. (a)	4,606,093	101,242
Juniper Networks, Inc. (a)	4,682,300	88,542
		231,962
Computers & Peripherals - 1.2%
Sun Microsystems, Inc. (a)	6,882,200	42,188
Internet Software & Services - 3.5%
aQuantive, Inc. (a)	736,852	18,672
Omniture, Inc. (d)	525,110	8,165
SAVVIS, Inc. (a)	458,500	19,702
ValueClick, Inc. (a)	1,782,600	47,239
Yahoo!, Inc. (a)	1,178,800	36,378
		130,156
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	399,200	36,008
Mastercard, Inc. Class A (d)	347,551	37,251
Paychex, Inc.	546,400	22,200
Unisys Corp. (a)	4,224,200	35,863
		131,322
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices, Inc. (a)(d)	2,605,900	39,245
Altera Corp. (a)	1,817,400	38,365
ARM Holdings PLC sponsored ADR	5,314,600	40,019
ASML Holding NV (NY Shares) (a)	1,512,700	37,182
Broadcom Corp. Class A (a)	2,231,800	76,082
Integrated Device Technology, Inc. (a)	2,434,100	39,481
Marvell Technology Group Ltd. (a)	5,214,230	106,996
PMC-Sierra, Inc. (a)(d)(e)	11,833,029	79,873
Renewable Energy Corp. AS (d)	781,050	16,108
		473,351
Software - 8.0%
Electronic Arts, Inc. (a)	1,673,500	84,378
Hyperion Solutions Corp. (a)	927,095	39,717
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	3,007,400	$ 38,976
Nintendo Co. Ltd.	420,100	111,091
Quality Systems, Inc.	468,195	19,163
		293,325
TOTAL INFORMATION TECHNOLOGY		1,302,304
MATERIALS - 4.1%
Chemicals - 4.1%
Agrium, Inc.	979,500	37,595
Monsanto Co.	1,401,554	73,848
Potash Corp. of Saskatchewan, Inc.	236,222	37,278
		148,721
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
Level 3 Communications, Inc. (a)(d)	6,163,800	40,496
Qwest Communications International, Inc. (a)	4,535,110	40,272
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,621,033	35,679
		116,447
TOTAL COMMON STOCKS (Cost $3,563,736)		3,630,597
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $1,452)	96,800	0
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 5.35% (b)	96,394,064	96,394
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	275,496,661	275,497
TOTAL MONEY MARKET FUNDS (Cost $371,891)		371,891
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $7,248)	$ 7,249	$ 7,248
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $3,944,327)		4,009,736
NET OTHER ASSETS - (9.4)%		(344,212)
NET ASSETS - 100%		$ 3,665,524
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,452
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$7,248,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 2,919
Credit Suisse Securities (USA) LLC	4,329
$ 7,248
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 540
Fidelity Securities Lending Cash Central Fund	334
Total	$ 874
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alnylam Pharmaceuticals, Inc.	$ 52,291	$ 557	$ -	$ -	$ 46,263
Bankrate, Inc.	46,725	-	47,277	-	-
Cyberonics, Inc.	61,156	-	-	-	51,331
CytRx Corp.	-	17,004	-	-	18,885
Dev Property Development PLC	-	29,390	-	-	24,998
Infrasource Services, Inc.	51,700	5,922	-	-	65,278
Merge Technologies, Inc.	17,566	-	-	-	14,537
NeuroMetrix, Inc.	17,964	65	-	-	11,258
Northstar Neuroscience, Inc.	16,462	-	-	-	16,421
NuVasive, Inc.	75,259	-	-	-	77,321
PMC-Sierra, Inc.	88,507	1,404	-	-	79,873
Somanetics Corp.	19,217	392	-	-	20,732
Total	$ 446,847	$ 54,734	$ 47,277	$ -	$ 426,897
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $3,966,136,000. Net unrealized appreciation aggregated $43,600,000, of which $354,864,000 related to appreciated investment securities and $311,264,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

February 28, 2007

1.797941.103

GCF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	65,000	$ 2,842
Starbucks Corp. (a)	3,218,400	99,449
The Cheesecake Factory, Inc. (a)(d)	145,977	3,984
		106,275
Household Durables - 0.1%
LG Electronics, Inc.	350,000	22,187
Tupperware Brands Corp.	50,000	1,171
		23,358
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)(d)	105,000	4,110
Liberty Media Holding Corp. - Interactive Series A (a)	1,063,831	25,074
Shutterfly, Inc. (d)	221,300	3,654
Stamps.com, Inc. (a)(e)	1,728,925	26,816
VistaPrint Ltd. (a)	1,527,500	56,854
		116,508
Leisure Equipment & Products - 0.3%
Callaway Golf Co. (e)	6,850,600	103,444
Media - 1.4%
CBS Corp. Class B	1,115,988	33,870
Comcast Corp. Class A	3,422,500	88,027
Liberty Global, Inc. Class A (a)	42,766	1,231
Liberty Media Holding Corp. - Capital Series A (a)	52,766	5,692
National CineMedia, Inc.	1,641,400	43,038
News Corp. Class A	4,705,000	106,004
The Walt Disney Co.	84,500	2,895
Time Warner, Inc.	2,801,950	57,020
TiVo, Inc. (a)(d)(e)	9,555,359	56,090
Viacom, Inc. Class B (non-vtg.) (a)	420,988	16,435
		410,302
Multiline Retail - 0.9%
Federated Department Stores, Inc.	300,000	13,398
Kohl's Corp. (a)	1,415,000	97,621
Target Corp.	2,700,000	166,131
		277,150
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	349,200	13,930
Best Buy Co., Inc.	297,500	13,825
Gamestop Corp. Class A (a)	20,650	1,082
Gap, Inc.	1,682,825	32,293
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	6,251,150	$ 247,546
Lowe's Companies, Inc. (d)	3,140,800	102,264
Staples, Inc.	4,520,602	117,626
		528,566
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	562,200	26,536
Geox Spa	1,800,000	29,556
Hanesbrands, Inc. (a)	1,500,000	42,915
NIKE, Inc. Class B	277,000	28,938
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	2,303,017	105,824
		233,769
TOTAL CONSUMER DISCRETIONARY		1,799,372
CONSUMER STAPLES - 9.8%
Beverages - 2.4%
PepsiCo, Inc.	6,256,640	395,107
The Coca-Cola Co.	7,252,500	338,547
		733,654
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	875,800	48,948
CVS Corp.	3,012,780	94,631
Rite Aid Corp.	8,510,000	50,805
Sysco Corp.	478,200	15,761
Wal-Mart Stores, Inc.	11,980,300	578,648
Walgreen Co.	2,245,000	100,374
Whole Foods Market, Inc.	1,155,000	55,174
		944,341
Food Products - 1.5%
Archer-Daniels-Midland Co.	755,000	25,957
Campbell Soup Co.	3,450,000	140,864
Dean Foods Co. (a)	276,280	12,444
General Mills, Inc.	237,800	13,402
Groupe Danone	385,000	61,001
Hershey Co.	320,000	16,922
Kellogg Co.	1,815,000	90,605
McCormick & Co., Inc. (non-vtg.)	1,150,000	44,034
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	275,000	$ 8,033
Wm. Wrigley Jr. Co.	475,000	23,655
		436,917
Household Products - 1.8%
Clorox Co.	385,000	24,394
Colgate-Palmolive Co.	2,185,000	147,182
Kimberly-Clark Corp.	1,291,600	87,971
Procter & Gamble Co.	4,256,183	270,225
		529,772
Personal Products - 0.2%
Avon Products, Inc.	1,440,000	52,790
Tobacco - 0.7%
Altria Group, Inc.	2,695,380	227,167
TOTAL CONSUMER STAPLES		2,924,641
ENERGY - 4.8%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	2,517,500	163,914
Diamond Offshore Drilling, Inc.	827,900	64,427
Schlumberger Ltd. (NY Shares)	1,234,000	77,495
Weatherford International Ltd. (a)	4,500,240	180,685
		486,521
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	1,015,000	40,833
Apache Corp.	365,000	25,013
ConocoPhillips	453,810	29,688
CONSOL Energy, Inc.	2,500,000	89,175
Devon Energy Corp.	2,980,000	195,816
EnCana Corp.	2,795,000	135,861
EOG Resources, Inc.	1,720,000	116,513
Hess Corp.	4,710,000	249,866
Noble Energy, Inc.	850,000	48,935
Valero Energy Corp.	275,000	15,854
		947,554
TOTAL ENERGY		1,434,075
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.6%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	9,090,809	$ 531,449
Charles Schwab Corp.	5,651,475	104,439
State Street Corp.	510,000	33,410
		669,298
Commercial Banks - 0.7%
Commerce Bancorp, Inc., New Jersey (d)	1,270,000	42,443
Synovus Financial Corp.	1,261,900	40,848
Wells Fargo & Co.	3,890,000	134,983
		218,274
Consumer Finance - 0.5%
American Express Co.	2,642,548	150,282
SLM Corp.	225,000	9,590
		159,872
Diversified Financial Services - 0.7%
Bank of America Corp.	2,630,000	133,788
Citigroup, Inc.	1,165,197	58,726
		192,514
Insurance - 0.4%
American International Group, Inc.	1,338,750	89,830
Prudential Financial, Inc.	233,000	21,189
		111,019
Thrifts & Mortgage Finance - 0.0%
Fannie Mae	189,300	10,739
TOTAL FINANCIALS		1,361,716
HEALTH CARE - 29.2%
Biotechnology - 13.3%
Acadia Pharmaceuticals, Inc. (a)(e)	2,979,827	20,740
Alexion Pharmaceuticals, Inc. (a)(e)	3,418,281	126,066
Alkermes, Inc. (a)(e)	10,047,261	164,775
Amgen, Inc. (a)	1,502,605	96,557
Amylin Pharmaceuticals, Inc. (a)(d)(e)	7,948,716	309,285
Array Biopharma, Inc. (a)(e)	2,409,000	28,258
Biogen Idec, Inc. (a)	244,164	11,034
BioMarin Pharmaceutical, Inc. (a)(d)(e)	8,210,793	139,830
Celgene Corp. (a)(d)(e)	29,571,744	1,576,174
CuraGen Corp. (a)	2,365,000	10,146
CV Therapeutics, Inc. (a)(d)(e)	5,683,600	72,580
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genentech, Inc. (a)	865,800	$ 73,048
Genzyme Corp. (a)	215,000	13,287
Gilead Sciences, Inc. (a)	850,000	60,826
GTx, Inc. (a)(e)	2,028,300	44,278
Human Genome Sciences, Inc. (a)(e)	12,554,010	138,094
Immunomedics, Inc. (a)(d)(e)	4,987,700	22,694
Medarex, Inc. (a)	3,364,720	46,029
MedImmune, Inc. (a)	2,622,800	83,694
Millennium Pharmaceuticals, Inc. (a)	185,000	1,998
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,381,000	41,451
Myriad Genetics, Inc. (a)(d)(e)	3,566,448	119,333
ONYX Pharmaceuticals, Inc. (a)(d)	1,525,000	40,031
PDL BioPharma, Inc. (a)	5,295,450	101,090
Regeneron Pharmaceuticals, Inc. (a)(e)	6,275,300	124,502
Rigel Pharmaceuticals, Inc. (a)(e)	2,200,000	23,034
Seattle Genetics, Inc. (a)(e)	5,101,387	39,791
Sunesis Pharmaceuticals, Inc. (a)(d)(e)	1,790,000	7,697
Transition Therapeutics, Inc. (a)(e)	18,434,000	33,730
Trubion Pharmaceuticals, Inc.	700,000	12,656
Vertex Pharmaceuticals, Inc. (a)(e)	12,362,317	379,400
		3,962,108
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	245,000	30,532
Becton, Dickinson & Co.	2,235,000	169,838
Boston Scientific Corp. (a)(d)	663,000	10,814
Gen-Probe, Inc. (a)(e)	4,179,918	200,720
Kinetic Concepts, Inc. (a)	783,000	38,484
Medtronic, Inc. (d)	539,964	27,193
Palomar Medical Technologies, Inc. (a)(d)	179,000	7,318
St. Jude Medical, Inc. (a)	834,200	33,076
Thoratec Corp. (a)(e)	5,256,865	103,297
Zimmer Holdings, Inc. (a)	205,970	17,369
		638,641
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	250,000	13,168
Cardinal Health, Inc.	1,450,000	101,631
Healthways, Inc. (a)	855,000	37,184
Laboratory Corp. of America Holdings (a)	1,100,000	87,725
McKesson Corp.	1,930,000	107,617
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	6,360	$ 430
UnitedHealth Group, Inc.	3,551,400	185,383
		533,138
Health Care Technology - 1.3%
Cerner Corp. (a)(e)	4,225,320	220,181
Emdeon Corp. (a)(e)	8,401,800	125,523
TriZetto Group, Inc. (a)	975,000	20,309
WebMD Health Corp. Class A (a)	545,200	29,326
		395,339
Life Sciences Tools & Services - 2.5%
Affymetrix, Inc. (a)(d)(e)	6,783,890	174,549
Applera Corp.:
- Applied Biosystems Group	936,600	28,922
- Celera Genomics Group (a)	9,579,848	133,256
Caliper Life Sciences, Inc. (a)	1,793,500	10,456
Exelixis, Inc. (a)(e)	9,618,949	96,863
Illumina, Inc. (a)(d)	2,630,639	88,363
Millipore Corp. (a)	2,135,000	152,695
Ventana Medical Systems, Inc. (a)	1,762,109	70,925
		756,029
Pharmaceuticals - 8.1%
Abbott Laboratories	3,425,200	187,084
Allergan, Inc.	1,065,000	118,971
Bristol-Myers Squibb Co.	1,754,700	46,307
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	55,000	825
Elan Corp. PLC sponsored ADR (a)(d)	42,740,050	553,056
Eli Lilly & Co.	1,480,000	77,907
Forest Laboratories, Inc. (a)	380,000	19,669
Johnson & Johnson	6,513,300	410,664
Merck & Co., Inc.	2,904,300	128,254
Mylan Laboratories, Inc.	65,000	1,376
Nastech Pharmaceutical Co., Inc. (a)	250,000	2,890
Pfizer, Inc.	1,651,000	41,209
Sanofi-Aventis sponsored ADR	45,000	1,908
Schering-Plough Corp.	6,027,600	141,528
Sepracor, Inc. (a)(d)(e)	10,555,173	554,780
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,958	$ 2,345
Wyeth	2,295,200	112,281
		2,401,054
TOTAL HEALTH CARE		8,686,309
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.1%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,140,000	51,699
Honeywell International, Inc.	1,015,000	47,137
Lockheed Martin Corp.	660,100	64,215
The Boeing Co.	1,965,000	171,486
		334,537
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	1,004,800	70,527
Airlines - 2.3%
AMR Corp. (a)	327,500	11,164
Copa Holdings SA Class A	2,150,000	120,400
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	145,000	4,122
JetBlue Airways Corp. (a)(d)(e)	17,571,231	216,302
Ryanair Holdings PLC sponsored ADR (a)	20,000	897
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/08 (a)	6,460,000	49,241
Southwest Airlines Co.	13,451,263	203,518
UAL Corp. (a)	195,595	7,822
US Airways Group, Inc. (a)	1,239,250	64,800
		678,266
Commercial Services & Supplies - 0.3%
Monster Worldwide, Inc. (a)	1,527,900	76,181
Construction & Engineering - 0.0%
Fluor Corp.	100,000	8,447
Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	11,745,000	196,611
Energy Conversion Devices, Inc. (a)(d)	1,379,025	41,509
Rockwell Automation, Inc.	290,000	18,006
		256,126
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.9%
3M Co.	895,000	$ 66,302
General Electric Co.	14,705,000	513,499
		579,801
Machinery - 0.6%
Caterpillar, Inc.	730,000	47,027
Deere & Co.	209,900	22,757
ITT Corp.	400,000	23,688
Pall Corp.	1,160,000	40,113
TurboChef Technologies, Inc. (a)(d)(e)	2,898,650	43,509
		177,094
Road & Rail - 0.2%
Norfolk Southern Corp.	410,000	19,434
Union Pacific Corp.	450,000	44,384
		63,818
TOTAL INDUSTRIALS		2,244,797
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 4.9%
Ciena Corp. (a)	10,628	334
Cisco Systems, Inc. (a)	11,417,600	296,173
Corning, Inc. (a)	2,063,000	42,560
F5 Networks, Inc. (a)(e)	3,609,723	262,138
Harris Corp.	55,000	2,699
Juniper Networks, Inc. (a)	1,805,000	34,133
Motorola, Inc.	865,000	16,020
Nortel Networks Corp. (a)	1,400,000	41,968
QUALCOMM, Inc.	7,263,400	292,570
Research In Motion Ltd. (a)	1,305,600	183,580
Riverbed Technology, Inc. (d)	3,000,284	95,499
Sonus Networks, Inc. (a)(e)	25,249,570	194,169
		1,461,843
Computers & Peripherals - 6.2%
Apple, Inc. (a)	6,480,000	548,273
Dell, Inc. (a)	4,490,600	102,610
Hewlett-Packard Co.	370,000	14,571
International Business Machines Corp.	49,800	4,632
Lexmark International, Inc. Class A (a)	36,900	2,235
Network Appliance, Inc. (a)	18,322,208	708,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	460,000	$ 16,753
Seagate Technology	1,120,000	30,128
Sun Microsystems, Inc. (a)	54,796,500	335,903
Synaptics, Inc. (a)(e)	2,531,952	62,134
		1,825,759
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	370,000	11,736
Color Kinetics, Inc. (a)(d)(e)	2,118,940	38,777
Itron, Inc. (a)	575,000	37,157
Mellanox Technologies Ltd.	1,404,000	30,074
RAE Systems, Inc. (a)(d)	2,710,000	8,726
Sunpower Corp. Class A (a)(d)	342,000	14,809
Trimble Navigation Ltd. (a)	155,000	4,101
Universal Display Corp. (a)(d)(e)	3,123,830	40,672
		186,052
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (a)	1,895,000	97,725
aQuantive, Inc. (a)	165,000	4,181
DivX, Inc. (d)	401,500	8,259
eBay, Inc. (a)	3,102,200	99,457
Google, Inc. Class A (sub. vtg.) (a)	3,622,448	1,628,097
Internap Network Services Corp. (a)	389,085	7,323
Internet Capital Group, Inc. (a)(e)	2,861,140	32,731
Omniture, Inc. (d)	1,709,101	26,577
SAVVIS, Inc. (a)	250,000	10,743
VeriSign, Inc. (a)	360,000	9,108
Yahoo!, Inc. (a)	2,551,340	78,734
		2,002,935
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	1,192,358	107,551
Fidelity National Information Services, Inc.	375,000	17,231
First Data Corp.	1,450,000	37,019
Isilon Systems, Inc.	2,222,100	43,264
Mastercard, Inc. Class A	100,000	10,718
The Western Union Co.	1,025,000	22,212
VeriFone Holdings, Inc. (a)	1,050,000	41,003
		278,998
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (a)	130,000	1,958
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp. (a)	679,400	$ 14,342
Analog Devices, Inc.	424,900	15,403
Applied Materials, Inc.	1,515,400	28,141
ASML Holding NV (NY Shares) (a)	730,000	17,943
Atheros Communications, Inc. (a)(d)(e)	5,265,562	133,061
Atheros Communications, Inc. (a)(e)(f)	1,741,486	44,007
Broadcom Corp. Class A (a)	4,115,000	140,280
Cambridge Display Technologies, Inc. (a)(d)(e)	1,251,100	6,818
Cree, Inc. (a)(d)(e)	7,723,340	135,931
Cypress Semiconductor Corp. (a)(e)	12,388,450	235,381
FEI Co. (a)(d)(e)	1,723,100	56,518
Intel Corp.	12,710,800	252,309
International Rectifier Corp. (a)	596,300	25,593
KLA-Tencor Corp.	510,000	26,387
Linear Technology Corp.	625,800	20,770
Marvell Technology Group Ltd. (a)	3,188,310	65,424
Micron Technology, Inc. (a)	1,066,800	12,652
MIPS Technologies, Inc. (a)(e)	2,292,373	21,365
National Semiconductor Corp.	618,204	15,838
NVIDIA Corp. (d)	1,140,000	35,340
Power Integrations, Inc. (a)(e)	2,120,000	54,802
Rambus, Inc. (a)(d)(e)	6,130,000	122,110
Saifun Semiconductors Ltd. (a)	1,405,844	17,615
Samsung Electronics Co. Ltd.	50,000	30,104
SigmaTel, Inc. (a)	149,968	532
Silicon Image, Inc. (a)	102,901	907
Silicon Laboratories, Inc. (a)	115,315	3,483
Spansion, Inc. Class A (a)(d)	1,985,000	24,138
Texas Instruments, Inc.	3,626,000	112,261
Verigy Ltd.	206,519	4,851
Virage Logic Corp. (a)(e)	1,696,790	13,880
Volterra Semiconductor Corp. (a)	536,100	7,548
Xilinx, Inc.	255,100	6,536
		1,704,228
Software - 9.2%
Adobe Systems, Inc. (a)	2,168,236	85,103
Autodesk, Inc. (a)	100,000	4,115
Blackboard, Inc. (a)	1,390,000	46,370
Cognos, Inc. (a)	345,000	13,148
Microsoft Corp.	19,055,000	536,779
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nintendo Co. Ltd.	3,975,000	$ 1,051,148
Oracle Corp. (a)	3,175,000	52,165
Red Hat, Inc. (a)(d)(e)	19,117,091	429,179
Salesforce.com, Inc. (a)(e)	11,345,024	490,786
Symantec Corp. (a)	1,340,800	22,928
		2,731,721
TOTAL INFORMATION TECHNOLOGY		10,191,536
MATERIALS - 2.7%
Chemicals - 2.4%
Dow Chemical Co.	125,000	5,475
Minerals Technologies, Inc.	912,600	56,481
Monsanto Co.	10,769,978	567,470
Potash Corp. of Saskatchewan, Inc.	65,400	10,321
The Mosaic Co.	2,220,000	56,477
		696,224
Metals & Mining - 0.3%
Barrick Gold Corp.	1,552,500	46,354
Nucor Corp.	810,000	49,305
		95,659
TOTAL MATERIALS		791,883
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,080,000	76,544
Level 3 Communications, Inc. (a)	12,575,000	82,618
		159,162
Wireless Telecommunication Services - 0.1%
ALLTEL Corp.	245,000	14,845
Sprint Nextel Corp.	324,449	6,255
Vodafone Group PLC sponsored ADR	32,952	919
		22,019
TOTAL TELECOMMUNICATION SERVICES		181,181
TOTAL COMMON STOCKS (Cost $24,832,241)		29,615,510
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (a)(f)	12,820,512	$ 25,641
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	1,373,363	0
TOTAL PREFERRED STOCKS (Cost $27,437)		25,641
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 5.35% (b)	17,030,019	17,030
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	734,280,970	734,281
TOTAL MONEY MARKET FUNDS (Cost $751,311)		751,311
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $25,610,989)		30,392,462
NET OTHER ASSETS - (2.2)%		(667,121)
NET ASSETS - 100%		$ 29,725,341
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,648,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
GeneProt, Inc. Series A	7/7/00	$ 7,437
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,163
Fidelity Securities Lending Cash Central Fund	1,961
Total	$ 3,124
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 27,832	$ 812	$ 747	$ -	$ 20,740
Affymetrix, Inc.	171,632	-	-	-	174,549
Alexion Pharmaceuticals, Inc.	141,596	5,613	-	-	126,066
Alkermes, Inc.	152,517	-	-	-	164,775
Amylin Pharmaceuticals, Inc.	193,388	159,151	34,615	-	309,285
Array Biopharma, Inc.	7,579	23,969	-	-	28,258
Atheros Communications, Inc.	119,739	-	-	-	133,061
Atheros Communications, Inc.	39,601	-	-	-	44,007
BioMarin Pharmaceutical, Inc.	146,047	-	5,789	-	139,830
Callaway Golf Co.	36,088	67,771	-	-	103,444
Cambridge Display Technologies, Inc.	7,256	-	-	-	6,818
Celgene Corp.	1,744,168	-	97,376	-	1,576,174
Cerner Corp.	235,558	9,232	39,144	-	220,181
Color Kinetics, Inc.	40,246	1,539	-	-	38,777
Cree, Inc.	152,845	-	-	-	135,931
CV Therapeutics, Inc.	56,967	12,756	-	-	72,580
Cypress Semiconductor Corp.	199,336	16,135	-	-	235,381
Emdeon Corp.	108,774	11,423	18,828	-	125,523
Exelixis, Inc.	82,051	1,002	-	-	96,863
F5 Networks, Inc.	267,051	3,501	725	-	262,138
FEI Co.	42,375	10,124	10,111	-	56,518
Gen-Probe, Inc.	214,696	-	11,344	-	200,720
GTx, Inc.	-	32,620	-	-	44,278
Human Genome Sciences, Inc.	164,813	-	7,021	-	138,094
Immunomedics, Inc.	12,719	-	-	-	22,694
Internet Capital Group, Inc.	-	30,836	-	-	32,731
JetBlue Airways Corp.	239,365	663	-	-	216,302
MIPS Technologies, Inc.	13,521	6,346	-	-	21,365
Momenta Pharmaceuticals, Inc.	54,000	4,410	-	-	41,451
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Myriad Genetics, Inc.	$ 75,001	$ 47,689	$ 14,266	$ -	$ 119,333
Network Appliance, Inc.	819,380	-	100,736	-	-
PDL BioPharma, Inc.	181,577	-	53,249	-	-
Power Integrations, Inc.	27,860	28,461	-	-	54,802
RAE Systems, Inc.	11,534	-	1,475	-	-
Rambus, Inc.	85,409	50,001	2,929	-	122,110
Red Hat, Inc.	332,637	-	-	-	429,179
Regeneron Pharmaceuticals, Inc.	134,982	-	-	-	124,502
Rigel Pharmaceuticals, Inc.	25,552	-	1,370	-	23,034
Saifun Semiconductors Ltd.	49,028	-	20,082	-	-
Salesforce.com, Inc.	436,290	7,640	-	-	490,786
Seattle Genetics, Inc.	28,007	-	-	-	39,791
Sepracor, Inc.	609,756	1,834	21,683	-	554,780
Sonus Networks, Inc.	158,567	-	-	-	194,169
Spansion, Inc. Class A	118,487	-	85,272	-	-
Stamps.com, Inc.	36,355	-	8,729	-	26,816
Sunesis Pharmaceuticals, Inc.	8,270	-	-	-	7,697
Synaptics, Inc.	71,807	813	-	-	62,134
Thoratec Corp.	77,434	-	-	-	103,297
TiVo, Inc.	54,466	-	-	-	56,090
Transition Therapeutics, Inc.	17,870	5,185	-	-	33,730
TurboChef Technologies, Inc.	15,765	29,147	-	-	43,509
Universal Display Corp.	38,318	240	-	-	40,672
US Airways Group, Inc.	345,626	-	273,611	-	-
Ventana Medical Systems, Inc.	120,466	-	45,472	-	-
Vertex Pharmaceuticals, Inc.	529,922	12,933	-	-	379,400
Virage Logic Corp.	18,913	-	3,370	-	13,880
WebMD Health Corp. Class A	19,916	-	-	-	-
Total	$ 9,120,955	$ 581,846	$ 857,944	$ -	$ 7,708,245
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $25,807,271,000. Net unrealized appreciation aggregated $4,585,191,000, of which $6,804,075,000 related to appreciated investment securities and $2,218,884,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 28, 2007

1.797943.103

NMF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 0.4%
Toyota Motor Corp. sponsored ADR	59,600	$ 7,957
Distributors - 1.2%
Li & Fung Ltd.	8,737,600	27,735
Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group, Inc. sponsored ADR	360,000	15,163
Sotheby's Class A (ltd. vtg.)	92,000	3,345
		18,508
Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings, Inc. (a)(d)	227,700	12,524
Ctrip.com International Ltd. sponsored ADR	102,000	6,019
Famous Dave's of America, Inc. (a)	146,185	2,716
Jamba, Inc. (a)(d)	410,000	4,055
Life Time Fitness, Inc. (a)	70,300	3,360
Panera Bread Co. Class A (a)(d)	173,900	10,648
Red Robin Gourmet Burgers, Inc. (a)	207,100	8,176
Ruth's Chris Steak House, Inc. (a)	253,400	5,468
Starbucks Corp. (a)	102,100	3,155
Tim Hortons, Inc.	82,200	2,472
		58,593
Household Durables - 2.2%
Beazer Homes USA, Inc.	101,100	3,989
D.R. Horton, Inc.	400,700	10,166
KB Home	88,400	4,385
Ryland Group, Inc.	210,700	10,149
Standard Pacific Corp.	245,900	6,278
Toll Brothers, Inc. (a)	133,100	3,974
Whirlpool Corp.	110,900	9,782
		48,723
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)(d)	246,400	4,534
Leisure Equipment & Products - 0.8%
MarineMax, Inc. (a)(d)	298,900	6,815
Pool Corp. (d)	322,300	11,313
		18,128
Media - 1.7%
Central European Media Enterprises Ltd. Class A (a)	208,800	16,948
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	240,100	$ 6,552
The Walt Disney Co.	465,600	15,951
		39,451
Multiline Retail - 1.3%
Kohl's Corp. (a)	65,100	4,491
Saks, Inc.	294,200	5,684
Sears Holdings Corp. (a)	35,300	6,363
Target Corp.	206,500	12,706
		29,244
Specialty Retail - 1.6%
Chico's FAS, Inc. (a)	233,900	5,246
Esprit Holdings Ltd.	925,500	9,642
Lowe's Companies, Inc.	399,700	13,014
Zumiez, Inc. (a)(d)	268,100	9,118
		37,020
Textiles, Apparel & Luxury Goods - 3.6%
Carter's, Inc. (a)	806,500	19,380
Crocs, Inc.	162,700	7,927
NIKE, Inc. Class B	78,600	8,211
Polo Ralph Lauren Corp. Class A	107,800	9,376
Ports Design Ltd.	3,788,600	9,892
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	588,000	27,019
		81,805
TOTAL CONSUMER DISCRETIONARY		371,698
CONSUMER STAPLES - 7.3%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	195,100	6,397
Diageo PLC sponsored ADR	134,300	10,662
InBev SA	115,100	7,633
SABMiller PLC	494,100	10,948
		35,640
Food & Staples Retailing - 1.3%
United Natural Foods, Inc. (a)	302,800	9,017
Whole Foods Market, Inc.	163,700	7,820
X5 Retail Group NV unit (a)(f)	453,500	13,015
		29,852
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 3.5%
Bunge Ltd.	61,400	$ 4,873
Corn Products International, Inc.	131,300	4,198
Dean Foods Co. (a)	135,000	6,080
Green Mountain Coffee Roasters, Inc. (a)(d)(e)	407,800	22,874
Hain Celestial Group, Inc. (a)	321,300	9,321
Lindt & Spruengli AG	272	6,973
Nestle SA (Reg.)	41,363	15,408
Marine Harvest ASA (a)	4,405,000	5,386
Tyson Foods, Inc. Class A	191,900	3,502
		78,615
Personal Products - 0.9%
Avon Products, Inc.	297,700	10,914
Physicians Formula Holdings, Inc.	210,900	4,267
Playtex Products, Inc. (a)	419,500	5,751
		20,932
TOTAL CONSUMER STAPLES		165,039
ENERGY - 5.9%
Energy Equipment & Services - 0.9%
IHC Caland NV	283,500	10,088
Input/Output, Inc. (a)(d)	534,100	7,248
North American Energy Partners, Inc. (a)	172,500	3,286
		20,622
Oil, Gas & Consumable Fuels - 5.0%
Canadian Natural Resources Ltd.	117,900	5,920
China Petroleum & Chemical Corp. sponsored ADR (d)	69,100	5,502
CONSOL Energy, Inc.	188,700	6,731
EOG Resources, Inc.	145,900	9,883
Lukoil Oil Co. sponsored ADR	88,300	7,051
Noble Energy, Inc.	299,800	17,259
OAO Gazprom sponsored ADR	160,300	6,492
OJSC Rosneft unit (a)	821,200	6,923
Plains Exploration & Production Co. (a)	304,495	13,894
Quicksilver Resources, Inc. (a)	180,300	6,954
Suncor Energy, Inc.	81,900	5,808
Ultra Petroleum Corp. (a)	135,200	6,870
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
USEC, Inc. (a)	313,300	$ 4,443
XTO Energy, Inc.	155,400	8,028
		111,758
TOTAL ENERGY		132,380
FINANCIALS - 14.8%
Capital Markets - 2.0%
Ashmore Group plc	209,500	1,121
Charles Schwab Corp.	393,100	7,264
Credit Suisse Group sponsored ADR	48,600	3,366
GFI Group, Inc. (a)	37,900	2,335
Greenhill & Co., Inc. (d)	87,900	5,923
Julius Baer Holding AG (Bearer)	37,186	4,702
Lazard Ltd. Class A	271,200	13,964
MarketAxess Holdings, Inc. (a)	15,200	213
UBS AG (NY Shares)	97,500	5,756
		44,644
Commercial Banks - 5.7%
Bank of the Ozarks, Inc.	44,900	1,349
BOK Financial Corp.	70,400	3,529
Cascade Bancorp (d)	214,756	5,588
Colonial Bancgroup, Inc.	271,400	7,010
Commerce Bancorp, Inc., New Jersey	563,500	18,832
Community Bank of Nevada (a)	116,700	3,626
East West Bancorp, Inc.	168,100	6,265
Erste Bank AG	111,300	8,272
HSBC Holdings PLC sponsored ADR	55,989	4,905
ICICI Bank Ltd. sponsored ADR	212,300	8,137
Industrial & Commercial Bank of China	10,508,000	5,797
Nara Bancorp, Inc.	129,398	2,395
PNC Financial Services Group, Inc.	194,700	14,273
Seacoast Banking Corp., Florida (d)	147,600	3,503
Standard Chartered PLC (United Kingdom)	407,281	11,425
Wells Fargo & Co.	414,500	14,383
Western Alliance Bancorp. (a)	107,700	3,612
Zions Bancorp	74,400	6,352
		129,253
Consumer Finance - 0.2%
Capital One Financial Corp.	72,500	5,588
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.9%
Chicago Mercantile Exchange Holdings, Inc. Class A	40,000	$ 21,565
Hong Kong Exchanges & Clearing Ltd.	507,500	5,226
Moody's Corp.	107,500	6,957
NewStar Financial, Inc. (d)	476,500	8,608
		42,356
Insurance - 3.7%
AFLAC, Inc.	144,100	6,802
Arch Capital Group Ltd.	88,900	5,733
Berkshire Hathaway, Inc. Class A (a)	125	13,274
China Life Insurance Co. Ltd. (H Shares)	2,667,000	7,043
Everest Re Group Ltd.	74,400	7,232
IPC Holdings Ltd.	182,200	5,295
Montpelier Re Holdings Ltd.	402,800	7,013
Prudential Financial, Inc.	134,100	12,195
The Chubb Corp.	187,200	9,557
XL Capital Ltd. Class A	136,800	9,713
		83,857
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	125,500	8,228
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	262,000	8,730
Move, Inc.	772,600	4,612
		13,342
Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp.	179,600	6,875
TOTAL FINANCIALS		334,143
HEALTH CARE - 16.5%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (a)	59,900	2,209
Alnylam Pharmaceuticals, Inc. (a)	139,400	2,621
Amylin Pharmaceuticals, Inc. (a)	136,200	5,300
Biogen Idec, Inc. (a)	97,500	4,406
Celgene Corp. (a)	187,500	9,994
Cephalon, Inc. (a)	73,366	5,215
CSL Ltd.	128,400	7,856
CytRx Corp. (a)(d)	2,022,100	8,473
Diagnocure, Inc. (a)	582,200	2,190
Genentech, Inc. (a)	86,600	7,306
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)(d)	173,000	$ 3,251
Gilead Sciences, Inc. (a)	187,200	13,396
GTx, Inc. (a)	284,868	6,219
Memory Pharmaceuticals Corp. (a)	1,301,000	3,786
Myriad Genetics, Inc. (a)	68,700	2,299
OSI Pharmaceuticals, Inc. (a)	108,600	3,758
Vertex Pharmaceuticals, Inc. (a)	134,100	4,116
		92,395
Health Care Equipment & Supplies - 4.4%
Abaxis, Inc. (a)	291,100	6,640
Becton, Dickinson & Co.	124,400	9,453
C.R. Bard, Inc.	129,900	10,366
Gen-Probe, Inc. (a)	46,000	2,209
Hologic, Inc. (a)	248,852	13,699
IRIS International, Inc. (a)(d)	608,334	6,899
Meridian Bioscience, Inc.	526,430	14,140
Mindray Medical International Ltd. sponsored ADR	561,900	14,463
Nutraceutical International Corp. (a)	15,813	264
ResMed, Inc. (a)	121,400	5,800
Sirona Dental Systems, Inc.	154,600	5,754
Thermogenesis Corp. (a)(e)	3,054,068	9,376
		99,063
Health Care Providers & Services - 3.5%
Assisted Living Concepts, Inc. Class A (a)	545,100	6,241
Brookdale Senior Living, Inc.	504,600	23,822
Capital Senior Living Corp. (a)	611,000	6,587
Cross Country Healthcare, Inc. (a)	352,200	6,709
Dialysis Corp. of America (a)	272,654	3,763
Emeritus Corp. (a)	142,908	3,994
Healthways, Inc. (a)	268,800	11,690
Henry Schein, Inc. (a)	97,300	5,076
LHC Group, Inc. (a)	448,833	12,873
		80,755
Health Care Technology - 0.9%
Cerner Corp. (a)	391,900	20,422
Life Sciences Tools & Services - 2.4%
Affymetrix, Inc. (a)	191,600	4,930
Applera Corp. - Celera Genomics Group (a)	390,600	5,433
Covance, Inc. (a)	149,900	9,243
Illumina, Inc. (a)	59,600	2,002
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Kendle International, Inc. (a)	97,300	$ 3,371
Pharmaceutical Product Development, Inc.	347,100	11,034
PRA International (a)	245,961	4,934
QIAGEN NV (a)	730,700	11,976
Techne Corp. (a)	40,500	2,281
		55,204
Pharmaceuticals - 1.2%
BioMimetic Therapeutics, Inc.	13,100	216
Elan Corp. PLC sponsored ADR (a)	251,200	3,251
Inspire Pharmaceuticals, Inc. (a)	324,400	2,238
Nexmed, Inc. (a)(e)	5,059,506	6,577
Wyeth	296,500	14,505
		26,787
TOTAL HEALTH CARE		374,626
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.9%
General Dynamics Corp.	173,000	13,228
Raytheon Co.	107,700	5,767
Rockwell Collins, Inc.	148,300	9,711
United Technologies Corp.	220,100	14,445
		43,151
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	263,400	13,423
Expeditors International of Washington, Inc.	142,000	6,369
Hub Group, Inc. Class A	367,516	11,639
UTI Worldwide, Inc.	423,200	12,755
		44,186
Commercial Services & Supplies - 2.3%
Clean Harbors, Inc. (a)	342,800	17,315
Corrections Corp. of America (a)	269,750	14,124
Monster Worldwide, Inc. (a)	190,300	9,488
Waste Management, Inc.	303,900	10,348
		51,275
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	220,300	6,550
Fluor Corp.	54,201	4,578
Infrasource Services, Inc. (a)	144,400	3,541
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	231,600	$ 5,371
Shaw Group, Inc. (a)	243,400	7,492
		27,532
Electrical Equipment - 2.6%
ABB Ltd. sponsored ADR	637,800	10,677
Carmanah Technologies Corp. (a)	1,918,400	5,249
Energy Conversion Devices, Inc. (a)(d)	207,300	6,240
Evergreen Solar, Inc. (a)(d)	1,253,059	12,405
Q-Cells AG	231,400	13,798
SolarWorld AG (d)	98,800	7,136
Ultralife Batteries, Inc. (a)(d)	377,078	3,394
		58,899
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	144,300	6,955
Machinery - 0.8%
Joy Global, Inc.	100,550	4,458
Kadant, Inc. (a)	179,600	4,210
Trinity Industries, Inc.	156,550	6,552
Valmont Industries, Inc.	67,500	3,829
		19,049
Marine - 0.6%
American Commercial Lines, Inc. (a)	235,200	8,498
Kirby Corp. (a)	159,500	5,828
		14,326
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	143,000	11,324
Landstar System, Inc.	142,500	6,368
		17,692
TOTAL INDUSTRIALS		283,065
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.3%
Ciena Corp. (a)	199,500	6,278
Cisco Systems, Inc. (a)	1,157,700	30,031
Comtech Group, Inc. (a)	288,100	4,278
Comverse Technology, Inc. (a)	354,900	7,801
Corning, Inc. (a)	494,900	10,210
Harris Corp.	146,700	7,200
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	273,500	$ 5,172
Research In Motion Ltd. (a)	35,600	5,006
		75,976
Computers & Peripherals - 2.6%
Apple, Inc. (a)	254,300	21,516
Intermec, Inc. (a)	176,700	3,958
International Business Machines Corp.	146,600	13,635
Network Appliance, Inc. (a)	125,600	4,857
Sun Microsystems, Inc. (a)	2,374,500	14,556
		58,522
Electronic Equipment & Instruments - 1.1%
FLIR Systems, Inc. (a)	199,000	6,917
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,728,400	11,615
Motech Industries, Inc.	406,328	5,924
		24,456
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	50,000	2,579
aQuantive, Inc. (a)	219,800	5,570
Bankrate, Inc. (a)(d)	94,200	3,824
Equinix, Inc. (a)	101,300	8,374
Google, Inc. Class A (sub. vtg.) (a)	96,900	43,552
LoopNet, Inc.	183,900	3,084
Omniture, Inc.	7,700	120
SAVVIS, Inc. (a)	139,300	5,986
The Knot, Inc. (a)	228,000	5,390
WebSideStory, Inc. (a)	166,400	2,113
		80,592
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	115,200	10,391
Infosys Technologies Ltd. sponsored ADR (d)	209,600	11,373
Mastercard, Inc. Class A	76,400	8,189
The Western Union Co.	455,300	9,866
		39,819
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	165,600	6,559
Semiconductors & Semiconductor Equipment - 5.4%
Altera Corp. (a)	484,000	10,217
Analog Devices, Inc.	147,000	5,329
Applied Materials, Inc.	472,100	8,767
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	1,313,400	$ 9,890
ASML Holding NV (NY Shares) (a)	378,600	9,306
FormFactor, Inc. (a)	120,800	5,164
Intel Corp.	1,249,100	24,795
Lam Research Corp. (a)	121,000	5,404
LSI Logic Corp. (a)	471,500	4,781
Maxim Integrated Products, Inc.	157,200	5,148
MEMC Electronic Materials, Inc. (a)	113,700	5,864
National Semiconductor Corp.	257,400	6,595
Renewable Energy Corp. AS (d)	274,000	5,651
Semtech Corp. (a)	261,900	3,753
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	774,800	7,035
Volterra Semiconductor Corp. (a)(d)	363,600	5,119
		122,818
Software - 2.5%
Activision, Inc. (a)	350,906	5,867
Adobe Systems, Inc. (a)	242,900	9,534
Autonomy Corp. PLC (a)	519,100	6,302
Electronic Arts, Inc. (a)	127,600	6,434
Nintendo Co. Ltd.	55,600	14,703
Quality Systems, Inc.	135,900	5,562
Salesforce.com, Inc. (a)	187,800	8,124
		56,526
TOTAL INFORMATION TECHNOLOGY		465,268
MATERIALS - 2.2%
Chemicals - 0.8%
Airgas, Inc.	116,200	4,796
Ecolab, Inc.	133,100	5,630
Monsanto Co.	134,900	7,108
		17,534
Metals & Mining - 1.3%
Arcelor Mittal	167,500	8,519
Carpenter Technology Corp.	35,500	4,209
Ivanhoe Mines Ltd. (a)	448,400	4,543
Olympic Steel, Inc.	86,700	2,552
Searchlight Minerals Corp. (a)	523,561	1,937
Steel Dynamics, Inc.	188,600	7,118
		28,878
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Stella-Jones, Inc.	137,100	$ 3,788
TOTAL MATERIALS		50,200
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	421,022	15,494
Qwest Communications International, Inc. (a)	1,380,300	12,257
		27,751
Wireless Telecommunication Services - 1.4%
America Movil SA de CV Series L sponsored ADR	157,600	6,903
American Tower Corp. Class A (a)	263,200	10,196
China Mobile (Hong Kong) Ltd. sponsored ADR	197,100	9,151
Leap Wireless International, Inc. (a)	59,082	3,992
		30,242
TOTAL TELECOMMUNICATION SERVICES		57,993
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	572,400	12,204
TOTAL COMMON STOCKS (Cost $1,933,093)		2,246,616
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	18,500	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $278)		0
Money Market Funds - 3.7%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c) (Cost $84,394)	84,393,625	$ 84,394
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $2,017,765)		2,331,010
NET OTHER ASSETS - (2.9)%		(65,688)
NET ASSETS - 100%		$ 2,265,322
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,015,000 or 0.6% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 278
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 158
Fidelity Securities Lending Cash Central Fund	137
Total	$ 295
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Green Mountain Coffee Roasters, Inc.	$ 7,926	$ 13,736	$ -	$ -	$ 22,874
Nexmed, Inc.	-	7,276	-	-	6,577
Thermogenesis Corp.	7,943	5,505	-	-	9,376
Total	$ 15,869	$ 26,517	$ -	$ -	$ 38,827
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $2,023,660,000. Net unrealized appreciation aggregated $307,350,000, of which $353,498,000 related to appreciated investment securities and $46,148,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007